Income Taxes (Tables)	1 Months Ended	3 Months Ended
	May 31, 2014	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Asset

The sources and tax effects of the differences for the periods presented are as follows:

As of May 31, 2014
Deferred tax assets:
Net operating tax carry-forwards	$9,076

Gross deferred tax asset	9,076
Valuation allowance	(9,076)
Net deferred tax assets	$-

The sources and tax effects of the differences for the periods presented are as follows:

As of September 30, 2014
Deferred tax assets:
Net operating tax carry-forwards	$44,492

Gross deferred tax asset	44,492
Valuation allowance	(44,492)
Net deferred tax assets	$-